Deposits and other assets (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Short term:
Deposits with lessors	[1]	$ 111,229	$ 121,173
Short term investments	[2]	59,332	16,598
Guarantee deposits	[3]	2,003	1,931
Others	[4]	8,871	1,547
Sub-Total		181,435	141,249
Fair value of derivative instruments		20,549	18,875
Total		201,984	160,124
Long term:
Deposits with lessors	[1]	63,962	84,067
Long term investments - restricted	[2]	9,159	36,355
Guarantee deposits	[3]	16,531	6,824
Others	[4]	23,703	39,325
Sub-Total		113,355	166,571
Fair value of derivative instruments		2,990	7,462
Total		$ 116,345	$ 174,033

[1]	Corresponds mainly to maintenance deposits in connection with leased aircraft. These deposits are applied to future maintenance event costs, and are calculated on the basis of a performance measure, such as flight hours or cycles. They are specifically intended to guarantee maintenance events on leased aircraft. Maintenance deposits paid do not transfer the obligation to maintain aircraft or the costs associated with maintenance activities. Maintenance deposits are reimbursable to the Company upon completion of the maintenance event in an amount equal to the lesser of (a) the amount of the maintenance deposits held by the lessor associated with the specific maintenance event or (b) the qualifying costs related to the specific maintenance event. During the 12 months ended December 31, 2017 the Company has paid lessors $(17,025) (December 31, 2016: $17,695) in maintenance deposits, net of reimbursements.
[2]	Short term classification corresponds to funds invested that will expire within one year. All treasury cash surpluses are invested as defined and outlined in the Company's Investment Policy. Otherwise, they are classified as long-term. The restricted investments correspond to CDT's and bonds constituted by the Trusts held by the Group.
[3]	Corresponds mainly to amounts paid to suppliers in connections with leasehold of airport facilities, among other service agreements.
[4]	It mainly corresponds to guarantee deposits pending return with Airbus for delivery of aircraft and funds to guarantee 15% of the outstanding amount of the debt with the bondholders.